Financial Instruments - Schedule of Measurement and Reconciliation of Financial Liabilities (Details) - Level 3 [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Measurement and Reconciliation of Financial Liabilities [Line Items]
Balance at beginning	R$ 2,940	R$ 146,361
Additions		50,279
Payments		(7,800)
Transfer of contingent consideration to Amortized Cost		(185,900)
Balance at ending	R$ 2,940	R$ 2,940